Acquisitions (Tables) - Sterling Payment Technologies, LLC	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of allocation of purchase price

The table below presents the allocation of the purchase price of Sterling to the assets acquired and liabilities assumed based on their fair values.

As of the acquisition date
(In thousands)
Cash and cash equivalents	$601
Accounts receivable	945
Prepaid expenses and other	905
Inventory	851
Equipment and improvements	2,711
Intangibles - Trademarks	14,400
Intangibles - Internally developed software	7,300
Intangibles - Non-competition agreements	6,200
Intangibles - Merchant contract portfolios	27,300
Intangibles - Marketing alliance agreements	30,200
Accounts payable and accrued expenses	(2,626)

Total net fair value excluding goodwill	88,787
Goodwill	107,978

Total purchase price	$196,765

Predecessor
Schedule of allocation of purchase price

The table below presents the allocation of the purchase price of Sterling to the assets acquired and liabilities assumed based on their fair values.

As of the acquisition date
(In thousands)
Cash and cash equivalents	$601
Accounts receivable	945
Prepaid expenses and other	905
Inventory	851
Equipment and improvements	2,711
Intangibles—Trademarks	14,400
Intangibles—Internally developed software	7,300
Intangibles—Non-competition agreements	6,200
Intangibles—Merchant contract portfolios	27,300
Intangibles—Marketing alliance agreements	30,200
Accounts payable and accrued expenses	(2,626)

Total net fair value excluding goodwill	88,787
Goodwill	107,978

Total purchase price	$196,765